SEGMENT REPORTING - Summary of Company's revenue and loss from operations by segment - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Voyage revenue	$ 149,295	$ 89,820	$ 251,951	$ 182,964
Voyage expenses	(65,895)	(46,769)	(107,473)	(91,504)
Vessel expenses	(42,376)	(28,112)	(67,177)	(56,142)
Depreciation and amortization	(29,243)	(22,058)	(51,199)	(44,112)
General, administrative and management fees	(7,320)	(4,119)	(13,608)	(8,276)
Income (Loss) from operations	4,461	(11,238)	12,494	(17,070)
Crude Tankers
Segment Reporting Information [Line Items]
Voyage revenue	51,474	31,290	86,883	60,648
Voyage expenses	(27,094)	(17,724)	(41,464)	(34,426)
Vessel expenses	(10,509)	(7,802)	(17,269)	(16,131)
Depreciation and amortization	(9,872)	(7,937)	(17,911)	(15,875)
General, administrative and management fees	(1,722)	(1,149)	(3,408)	(2,297)
Income (Loss) from operations	2,277	(3,322)	6,831	(8,081)
Product Carriers
Segment Reporting Information [Line Items]
Voyage revenue	97,821	58,530	165,068	122,316
Voyage expenses	(38,801)	(29,045)	(66,009)	(57,078)
Vessel expenses	(31,867)	(20,310)	(49,908)	(40,011)
Depreciation and amortization	(19,371)	(14,121)	(33,288)	(28,237)
General, administrative and management fees	(5,598)	(2,970)	(10,200)	(5,979)
Income (Loss) from operations	$ 2,184	$ (7,916)	$ 5,663	$ (8,989)